UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: December 31, 1999

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
February 7, 2000

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 138
Form Information Table Value Total: $194,776,044

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



NAME OF ISSUER                         TITLE OF CLASS       CUSIP    VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
5765959
158785
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
46505
114500
 Sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
01855A101
817308
27300
sole
AMERICAN COUNTRY HOLDINGS INC-
Common-
025278102
20313
25000
sole
AMERICAN EXPRESS CO -
common-
025816109-
8198955
49317
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
5945749
151483
 Sole
AMER INTL GROUP INC-
common-
026874107-
8582099
79372
 Sole
APPLIED MATERIALS-
common-
038222105-
1013504
8000
 Sole
ASSOCIATED GRP INC CL A -
common-
045651106-
3781858
41445
Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
2703121
47584
 Sole
ATLANTIC RICHFIELD CO-
common-
048825103-
550573
6365
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
274763
5100
 Sole
BANK AMER CORP -
common-
060505104-
349510
6964
 Sole
BANK OF NEW YORK INC-
common-
064057102-
1658501
41463
 Sole
BARRA INC-
common-
068313105-
4539585
142979
 Sole
BECTON DICKINSON & CO-
common-
075887109-
398682
14800
 Sole
BELL ATLANTIC CORP -
common-
077853111-
271245
4406
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
11064180
6046
 Sole
BOEING CO -
common-
097023105-
534386
12896
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
444610
7496
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
5654488
88093
 Sole
CADBURY SCHWEPPES PLC ADR-
common-
127209302-
304769
12600
 Sole
CBS CORP-
common-
12490K107-
607793
9506
 Sole
C-CUBE MICROSYSTEMS INC CONV 5.875% 11/01/05
Preferred
125015AA5
105656
75000
sole
CENDANT CORP PFD 7.500% CONV
Preferred
151313301
579314
15500
sole
CENDANT CORP
Common
151313103
234416
8825
sole
CHEVRON CORP-
common-
166751107-
588704
6796
 Sole
CHOICEPOINT INC -
common-
170388102-
537462
12990
 Sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
3689163
118288
 Sole
CISCO SYS INC-
common-
17275R102-
720310
6724
 Sole
CITIGROUP INC.-
common-
172967101-
1334286
23960
 Sole
COCA COLA CO -
common-
191216100-
858664
14741
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
399490
6146
 Sole
COMCAST CORP CL A SPL-
common-
200300200-
303378
6000
 Sole
COMDISCO
Common
200336105
348288
9350
sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105-
1422391
26901
 Sole
CORECOMM LTD-
common-
G2422R109
608594
10250
 Sole
CORNERSTONE PPTYS INC CDT-
common-
21922H103-
702003
48000
 Sole
CORNING INC -
common-
219350105-
1890102
14659
 Sole
DANAHER CORP -
common-
235851102-
313625
6500
 Sole
DISNEY WALT CO -
common-
254687106-
6586913
225194
 Sole
DOVER CORP
Common-
260003108
222020
4893
sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
621795
9439
 Sole
DUFF & PHELPS UTIL & CORP BD TR INC
Common
26432K108
345445
29875
 Sole
EQUIFAX INC-
common-
294429105-
534320
22676
 Sole
EXXON CORP-
common-
302290101-
853968
10,600
 Sole
EXXON MOBIL CORP
Common-
30231G102
1851098
22977
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
1426038
70638
 Sole
FEDERAL HOME LN MTG CORP-
common-
313400301-
4891635
103938
 Sole
FEDERAL NATIONAL MTG ASSOC-
common
313586109
499505
8000
sole
FIFTH THIRD BANCORP -
common-
316773100-
399526
5445
 Sole
FIRST UNION CORP-
common-
337358105-
293279
8904
 Sole
FLOWERS INDUSTRIES INC-
common-
343496105-
230304
14450
 Sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
350700
12525
 Sole
GANNETT CO INC
Common-
364730101
424127
5200
 Sole
GARTNER GROUP INC. CLASS A (NEW)-
common-
366651107-
236375
15500
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2756098
17810
 Sole
GENERAL INSTR CORP-
common-
370120107-
791945
9317
 Sole
GENERAL MILLS INC -
common-
370334104-
249750
6986
 Sole
GILLETTE CO -
common-
375766102-
563370
13678
 Sole
GTE CORP -
common-
362320103-
439961
6235
 Sole
GUIDANT CORP
Common-
401698105
379760
8080
 Sole
HARRIS CORP DEL-
common-
413875105-
400321
15000
 Sole
HEXCEL CORP CONV 8/1/03 7.00%
Preferred-
428291AA6
35000
50000
 Sole
HOME DEPOT INC-
common-
437076102-
1175689
17101
 Sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
2586234
16945
 Sole
IMS HEALTH INC-
common-
449934108-
5863923
215681
 Sole
INTERPUBLIC GROUP COS-
common-
460690100-
759404
13164
 Sole
INTL BUSINESS MACH -
common-
459200101-
404748
3752
 Sole
IVAX CORP SUB NT CONV 144A 6.5% 11/15/01
Preferred
465823AA0
48626
50000
sole
JOHNSON & JOHNSON -
common-
478160104-
6226117
66768
 Sole
KINDER MORGAN ENERGY PARTNERS LP UNIT LTD PARTNERSHIP INT
Common-
494550106
379986
9170
 Sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472204-
542430
4018
 Sole
LABRANCHE & CO INC
Common-
505447102
389832
30575
 Sole
LANIER WORLDWIDE INC
Common-
51589L105
39914
10300
 Sole
LASALLE RE HOLDINGS LTD-
common-
G5383Q101
381150
23100
 Sole
LEVEL 3 COMMUNICATIONS INC-
common-
52729N100-
655409
8005
 Sole
LORAL SPACE & COMMUNICATIONS
Common-
G56462107
273398
11245
 Sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
538720
5920
 Sole
M & T BANK CORP-
common-
55261F104-
3212924
7756
 Sole
MATTEL INC
Common-
577081102
155532
11850
 Sole
MCDONALDS CORP -
common-
580135101-
2987193
74100
 Sole
MCI WORLDCOM-
common-
55268B106-
358175
6750
 Sole
MEDPARTNERS INC THRESHOLD APP-
preferred-
58503X206-
148441
18700
 Sole
MERCK & CO INC-
common-
589331107-
5874369
87432
 Sole
MICROSOFT CORP-
common-
594918104-
712175
6100
 Sole
MIDDLESEX WATER CO-
Common-
596680108
208000
6500
 Sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
332776
3400
 Sole
MONSANTO CO-
common-
611662107-
380816
10746
 Sole
MOTOROLA INC -
common-
620076109-
699438
4750
 Sole
NEW YORK TIMES CO CL A
Common-
650111107
240713
4900
 Sole
NORFOLK SOUTHERN CRP
Common-
655844108
234910
11459
 Sole
OMNICON GROUP-
common-
681919106-
300000
3000
 Sole
PALL CORP -
common-
696429307-
831275
38551
 Sole
PFIZER INC-
common-
717081103-
909498
28038
 Sole
PHILIP MORRIS COS -
common-
718154107-
580796
25252
 Sole
PIER 1 INC-
common-
720279108-
516932
81087
 Sole
PIONEER INTEREST SHS-
Common-
723703104
344657
33625
 Sole
PLAINS RES INC-
Common-
726540503
125000
10000
 Sole
PPG INDUSTRIES-
common-
693506107-
200202
3200
 Sole
PRENTISS PPTYS-
common-
740706106-
226576
10600
 Sole
PRIME RETAIL INC-
common-
741570105-
154689
27500
 Sole
PRISON RLTY CORP-
Common-
74264N105
110375
21800
 Sole
PROCTER & GAMBLE CO -
common-
742718109-
474629
4332
 Sole
RAYTHEON CO CL B-
Common-
755111408
231097
8700
 Sole
RCN CORP -
common-
749361101-
4773176
97916
 Sole
REPAP ENT CORP -
common-
76026M309-
600
12500
 Sole
ROCKEFELLER PROPS INC DEB SUB-
Preferred-
773102AA6-
8350
10000
 Sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
638333
10540
 Sole
SAFEGUARD SCIENTIFIC INC-
Common-
786449108
402610
2470
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103-
282458
5794
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
1848202
43615
 Sole
SCHLUMBERGER LTD-
Common-
806857108
272520
4600
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
5879025
153700
 Sole
SERVICEMASTER CO-
common-
81760N109-
6552868
532191
 Sole
SLM HLDGS CORP -
common-
78442A109-
557701
13200
 Sole
SOLUCORP INDS LTD-
Common-
83437C102
2000
20000
 Sole
SOUTHDOWN INC-
Common-
841297104
516250
10000
 Sole
STATE STREET CORP -
common-
857477103-
1445261
19781
 Sole
TELEPHONE & DATA SYS INC -
common-
879433100-
2167578
17203
 Sole
TEXACO INC-
common-
881694103-
534060
9833
 Sole
TRW INC-
common-
872649108-
337597
6500
 Sole
TV GUIDE INC CL A-
Common-
87307Q109
261784
6088
 Sole
UNION PACIFIC CORP-
Common-
907818108
212979
4875
 Sole
UNITED GLOBAL CO CL A
Common-
913247508
515916
7305
 Sole
VIMPEL COMMUNICATIONS SPN ADR-
68370R109
279353
6260
 Sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
470499
9505
 sole
WARNER LAMBERT CO -
common-
934488107-
4819347
58817
 Sole
WASHINGTON POST CO CL B -
common-
939640108-
10721208
19287
 Sole
WELLS FARGO & CO NEW-
common-
949746101-
1775229
43900
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
2315740
9452
 Sole
XEROX CORP-
common-
984121103-
214129
9438
 Sole

TOTAL-194776044

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